GOING CONCERN	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 2 – GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the recoverability of assets and the satisfaction of liabilities in the normal course of business. As noted above, the Company is in the growth and acquisition stage and, accordingly, has not yet reached profitability from its operations. Since inception, the Company has been engaged in financing activities and executing its business plan of operations and incurring costs and expenses related to product development, branding, inventory buildup and product launch. As a result, the Company has continued to incur net losses for the three months ended March 31, 2023, and 2022 of ($227,055) and ($2,628,237), respectively. The Company’s accumulated deficit was ($34,339,865) as of March 31, 2023, and ($34,112,810) as of December 31, 2022. The Company’s working capital was $6,477,127 as of March 31, 2023, compared to $6,678,562 as of December 31, 2022. The decrease in working capital from December 31, 2022, to March 31, 2023, is due to the Company incurring a net loss during the three months ending March 31, 2023. Until recently the Company’s activities since inception have been sustained through equity/debt financing and the continued usage of deferral of payments on accounts payable and other expenses.

The ability of the Company to continue as a going concern is dependent upon its ability to raise capital from the sale of its equity and, ultimately, the achievement of significant operating revenues and profitability.

Management believes funding can be secured through the obtaining of loans, as well as future offerings of its preferred and common stock. However, no assurance can be given that the Company will obtain this additional working capital, or if obtained, that such funding will not cause substantial dilution to its existing stockholders. If the Company is unable to secure such additional funds from these sources, it may be forced to change or delay some of its business objectives and efforts. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.

These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 2 – GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the recoverability of assets and the satisfaction of liabilities in the normal course of business. As noted above, the Company is in the growth and acquisition stage and, accordingly, has not yet reached profitability from its operations (which now includes the Champion Entities business). Since inception, the Company has been engaged in financing activities and executing its plan of operations and incurring costs and expenses related to product development, branding, inventory buildup and product launch. As a result, the Company has continued to incur significant net losses for the years ended December 31, 2022 and 2021 amounting to ($7,143,153) and ($6,098,944), respectively. The Company’s accumulated deficit was ($34,112,810) as of December 31, 2022 and ($26,969,657) as of December 31, 2021. The Company’s working capital surplus was $6,678,562 as of December 31, 2022 compared to a working capital deficit of ($4,171,277) as of December 31, 2021. The increase in working capital from December 31, 2021, to December 31, 2022, is due primarily to the Company closing on its registered public offering in February 2022 its July 2022 private investment in public equity (“PIPE”) transaction and its acquisition and integration of the Champion Entities. Until most recently the Company’s activities have been primarily sustained through equity/debt financing and the continued usage of deferral of payments on accounts payable and other expenses.

The ability of the Company to continue as a going concern is dependent upon its ability to raise capital from the sale of its equity and, ultimately, the achievement of significant operating revenues.

Management believes funding can be secured through the obtaining of loans, as well as future offerings of its preferred and common stock. However, no assurance can be given that the Company will obtain this additional working capital, or if obtained, that such funding will not cause substantial dilution to its existing stockholders. If the Company is unable to secure such additional funds from these sources, it may be forced to change or delay some of its business objectives and efforts. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.

These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.